Critical Accounting Estimates and Key Sources of Assumption Uncertainty	12 Months Ended
Dec. 31, 2020
Disclosure Of Changes In Accounting Estimates Abstract
Critical Accounting Estimates and Key Sources of Assumption Uncertainty
5.	CRITICAL ACCOUNTING ESTIMATES AND KEY SOURCES OF ASSUMPTION UNCERTAINTY

The preparation of these consolidated financial statements requires management to make critical judgements in applying the Group’s accounting policies and make critical assumptions and estimates concerning future events. Assumptions and estimates may differ from the actual results and are continually evaluated and adjusted based on historical experience and other factors. Such assumptions and estimates have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year; and the related information is addressed below:

(1)	Critical judgements in applying the Group’s accounting policies:

Identification of performance obligation

The Group provides authorization collaboration and development services to its customers, which generally includes authorization of intellectual property rights of drug products to pharmaceutical companies together with continuing research and development services, which pharmaceutical companies can access and make use of the research outcome at any time. In determining the performance obligations under authorization collaboration and development contracts, the Group takes into account the guidance IFRS 15 par. 29:

Factors that indicate that an entity’s promise to transfer a good or service to a customer is separately identifiable (in accordance with paragraph 27(b)) include, but are not limited to, the following:

a.

the entity does not provide a significant service of integrating the good or service with other goods or services promised in the contract into a bundle of goods or services that represent the combined output for which the customer has contracted. In other words, the entity is not using the good or service as an input to produce or deliver the combined output specified by the customer.

b.	the good or service does not significantly modify or customize another good or service promised in the contract.
c.

the good or service is not highly dependent on, or highly interrelated with, other goods or services promised in the contract. For example, the fact that a customer could decide to not purchase the good or service without significantly affecting the other promised goods or services in the contract might indicate that the good or service is not highly dependent on, or highly interrelated with, those other promised goods or services.

Based on the Group’s assessment, the Group uses its proprietary drug delivery technologies to continue the research and development related services, which are unique, and based on the intellectual property rights authorized and therefore, pharmaceutical companies would have difficulty finding alternative service provider in offering the same services. In addition, the authorization and subsequent research and development services provided by the Group are bonded and highly interrelated and therefore not distinct and are identified as one performance obligation to be delivered over time. If the Group assesses that the technologies or intellectual property rights authorized are well developed and the licensee is able to benefit from the license, the authorization and subsequent research and development services provided by the Group are not combined and therefore distinct.

(2)	Critical accounting estimates and assumptions

Revenue recognition

The Group accounts for all the authorization and subsequent research and development services as one performance obligation and recognizes revenue based on the transaction price and the stage of completion, which is measured by the proportion of contract costs incurred for research and development services as of the financial reporting date to the estimated total research and development costs for the authorization collaboration and development contracts. The estimated total research and development costs would be affected by the progress of research and development, development of pharmaceutical products, collaboration with pharmaceutical companies, clinical trials, etc. The Group reassesses the reasonableness of estimates periodically.